Fair Value Measurement - Carrying Amount and Fair Value of Financial Instruments (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Financial Assets:
Cash and due from financial institutions	$ 36,695	$ 35,561	$ 29,858	$ 34,186
Securities available for sale	195,864	196,249
Loans, net of allowance for loan losses	1,042,201	987,166
Other securities	14,055	13,452
Bank owned life insurance	24,552	20,104
Accrued interest receivable	3,854	3,902
Financial Liabilities:
Time deposits	207,426
Short-term FHLB advances	2,500
Long-term FHLB advances	17,500	17,500
Securities sold under agreement to repurchase	28,925	25,040	$ 21,613
Carrying Amount [Member]
Financial Assets:
Cash and due from financial institutions	36,695	35,561
Securities available for sale	195,864	196,249
Loans, held for sale	2,268	2,698
Loans, net of allowance for loan losses	1,042,201	987,166
Other securities	14,055	13,452
Bank owned life insurance	24,552	20,104
Accrued interest receivable	3,854	3,902
Swap asset	1,839
Swap asset		1,962
Financial Liabilities:
Nonmaturing deposits	913,677	840,984
Time deposits	207,426	211,049
Short-term FHLB advances	31,000	53,700
Long-term FHLB advances	17,500	17,500
Securities sold under agreement to repurchase	28,925	25,040
Subordinated debentures	29,427	29,427
Accrued interest payable	181	120
Swap liability	1,839
Swap liability		1,962
Total Fair Value [Member]
Financial Assets:
Cash and due from financial institutions	36,695	35,561
Securities available for sale	195,864	196,249
Loans, held for sale	2,268	2,698
Loans, net of allowance for loan losses	1,047,329	986,848
Other securities	14,055	13,452
Bank owned life insurance	24,552	20,104
Accrued interest receivable	3,854	3,902
Swap asset	1,839
Swap asset		1,962
Financial Liabilities:
Nonmaturing deposits	913,677	840,984
Time deposits	207,784	212,006
Short-term FHLB advances	31,007	52,906
Long-term FHLB advances	17,553	17,687
Securities sold under agreement to repurchase	28,925	25,040
Subordinated debentures	27,414	25,572
Accrued interest payable	181	120
Swap liability	1,839	1,962
(Level 1) [Member]
Financial Assets:
Cash and due from financial institutions	36,695	35,561
Loans, held for sale	2,268	2,698
Other securities	14,055	13,452
Bank owned life insurance	24,552	20,104
Accrued interest receivable	3,854	3,902
Financial Liabilities:
Nonmaturing deposits	913,677	840,984
Short-term FHLB advances	31,007	52,906
Securities sold under agreement to repurchase	28,925	25,040
Accrued interest payable	181	120
(Level 2) [Member]
Financial Assets:
Securities available for sale	195,864	196,249
Swap asset	1,839
Swap asset		1,962
Financial Liabilities:
Swap liability	1,839	1,962
(Level 3) [Member]
Financial Assets:
Loans, net of allowance for loan losses	1,047,329	986,848
Financial Liabilities:
Time deposits	207,784	212,006
Long-term FHLB advances	17,553	17,687
Subordinated debentures	$ 27,414	$ 25,572